Investments - Gross unrealized losses on securities by investment category and length of time that have been in a continuous unrealized loss position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Total fixed maturities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (370)	$ (28)
Fair Value - Less than twelve months	$ 14,748	$ 3,115
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ (154)	$ (36)
Fair Value - Twelve months or more	$ 2,745	$ 1,057
Fair Value as % of Cost - Twelve months or more	95.00%	97.00%
U.S. Government and government agencies
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 1	$ 4
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (3)
Fair Value - Twelve months or more	$ 11	$ 10
Fair Value as % of Cost - Twelve months or more	79.00%	77.00%
States, municipalities and political subdivisions
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (12)	$ (4)
Fair Value - Less than twelve months	$ 773	$ 396
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ (16)	$ (8)
Fair Value - Twelve months or more	$ 471	$ 273
Fair Value as % of Cost - Twelve months or more	97.00%	97.00%
Residential MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (3)	$ 0
Fair Value - Less than twelve months	$ 203	$ 29
Fair Value as % of Cost - Less than twelve months	99.00%	100.00%
Unrealized Loss - Twelve months or more	$ (1)	$ (2)
Fair Value - Twelve months or more	$ 32	$ 33
Fair Value as % of Cost - Twelve months or more	97.00%	94.00%
Commercial MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ 0
Fair Value - Less than twelve months	$ 117	$ 65
Fair Value as % of Cost - Less than twelve months	99.00%	100.00%
Unrealized Loss - Twelve months or more	$ (1)	$ 0
Fair Value - Twelve months or more	$ 30	$ 0
Fair Value as % of Cost - Twelve months or more	97.00%	0.00%
Asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (60)	$ (6)
Fair Value - Less than twelve months	$ 4,038	$ 876
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (16)	$ (7)
Fair Value - Twelve months or more	$ 440	$ 217
Fair Value as % of Cost - Twelve months or more	96.00%	97.00%
Corporate and other
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (294)	$ (18)
Fair Value - Less than twelve months	$ 9,616	$ 1,745
Fair Value as % of Cost - Less than twelve months	97.00%	99.00%
Unrealized Loss - Twelve months or more	$ (117)	$ (16)
Fair Value - Twelve months or more	$ 1,761	$ 524
Fair Value as % of Cost - Twelve months or more	94.00%	97.00%
Total equity securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months		$ (10)
Fair Value - Less than twelve months		$ 111
Fair Value as % of Cost - Less than twelve months		92.00%
Unrealized Loss - Twelve months or more		$ 0
Fair Value - Twelve months or more		$ 10
Fair Value as % of Cost - Twelve months or more		100.00%
Common stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months		$ (10)
Fair Value - Less than twelve months		$ 58
Fair Value as % of Cost - Less than twelve months		85.00%
Unrealized Loss - Twelve months or more		$ 0
Fair Value - Twelve months or more		$ 0
Fair Value as % of Cost - Twelve months or more		0.00%
Perpetual preferred stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months		$ 0
Fair Value - Less than twelve months		$ 53
Fair Value as % of Cost - Less than twelve months		100.00%
Unrealized Loss - Twelve months or more		$ 0
Fair Value - Twelve months or more		$ 10
Fair Value as % of Cost - Twelve months or more		100.00%